================================================================================

[NEW ENGLAND FUND LOGO APPEARS HERE]

       New England Funds
   Where The Best Minds Meet


--------------------------------------------------------------------------------
Semiannual Report and Performance Update
--------------------------------------------------------------------------------

                            [ARTWORK APPEARS HERE]

New England
Growth Fund

-------------
June 30, 1995
-------------

================================================================================


--------------------------------------------------------------------------------

                                                                   July 20, 1995

Dear Shareholder:

     We have good news to present in this Semiannual Report for New England Growth Fund, which includes your Portfolio Manager's commentary and complete financial information.

Market Overview

     Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

     The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500/(R)/ Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

Your Financial Adviser -- A Trusted Ally

     As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced

                                                                       continued

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

================================================================================


--------------------------------------------------------------------------------

professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

     Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

     We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,

           /s/ Peter S. Voss               /s/ Henry L.P. Schmelzer

           Peter S. Voss                   Henry L.P. Schmelzer
           Chairman                        President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            New England Growth Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                    A $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                  Compared to Standard & Poor's 500 Index/3/


A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Standard & Poor's 500 Index/3/. The data points from the graph are as follows:


New England Growth Fund - Net Asset Value/1/

 Year               Amount
------             --------
6/80               $ 10,000
6/81               $ 15,718
6/82               $ 15,716
6/83               $ 32,192
6/84               $ 24,843
6/85               $ 32,757
6/86               $ 45,441
6/87               $ 57,051
6/88               $ 52,795
6/89               $ 56,618
6/90               $ 69,889
6/91               $ 78,869
6/92               $ 92,790
6/93               $100,092
6/94               $100,913
6/95               $126,848


New England Growth Fund - With Maximum Sales Charge/2/

 Year               Amount
------             --------
6/80               $  9,350
6/81               $ 14,696
6/82               $ 14,695
6/83               $ 30,099
6/84               $ 23,228
6/85               $ 30,628
6/86               $ 42,487
6/87               $ 53,343
6/88               $ 49,363
6/89               $ 52,937
6/90               $ 65,346
6/91               $ 73,743
6/92               $ 86,759
6/93               $ 93,586
6/94               $ 94,354
6/95               $118,603


S&P 500/3/

 Year               Amount
------             --------
6/80               $ 10,000
6/81               $ 12,047
6/82               $ 10,671
6/83               $ 17,181
6/84               $ 16,391
6/85               $ 21,504
6/86               $ 29,210
6/87               $ 36,537
6/88               $ 34,016
6/89               $ 40,996
6/90               $ 47,720
6/91               $ 51,246
6/92               $ 58,147
6/93               $ 66,046
6/94               $ 67,215
6/95               $ 84,684


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                            New England Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Average Annual Total Returns 6/30/95
--------------------------------------------------------------------------------
Class A (Inception 11/27/68)         Year to Date   1 Year    5 Years   10 Years
Net Asset Value/1/                      27.51%      25.70%    12.66%     14.50%
With Max. Sales Charge/2/               19.18       17.53     11.15      13.73
Standard & Poor's 500/3/                20.14       25.99     12.03      14.60
Lipper Growth Average/4/                17.47       22.26     11.45      13.15

    These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

    Notes to Charts and Performance Update

/1/ Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

/2/ With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 6.50% at the time of purchase.

/3/ Standard & Poor's 500/(R)/ Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

/4/ Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                            New England Growth Fund
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]

         Portfolio Management Discussion
         Portfolio Manager: G. Kenneth Heebner
         Capital Growth Management

         New England Growth Fund achieved a total return of 27.51% for Class A shares at net asset value as of 6/30/95. This compared favorably to the 20.14% return of the Standard & Poor's 500 Index/3/ for the same six-month period.

         In the first quarter of 1995, evidence of a weakening economy appeared in the auto and housing sectors. The trend continued throughout the second quarter spreading to retail sales and cutting construction spending by 1.5% in May to make the month the worst in four years for construction spending and the second down month in a row. Signs of weakness also took their toll on consumer confidence as measured by an index drop from 102 in April to 92.8 in May.

         In its attempt to contain inflation, has the Federal Reserve Board engineered the very first "soft landing" (slowdown without recession), or has it ushered in a recession? Though the answer remains to be seen, we favor the soft landing scenario. Lower interest rates will encourage consumer spending in the months ahead. In fact, signs of an increase in consumer spending were already evident in late June and employment gains were well above average. Personal income should continue to rise and the weaker dollar might well stimulate exports.

--------------------------------------------------------------------------------
                            New England Growth Fund
--------------------------------------------------------------------------------

         Interest rates on long-term government bonds have fallen to 6.5% from 8.3% in the fall of 1994. We expect the decline in rates to carry into 1996 as we experience a slow growth economy with no immediate threat of higher inflation.

         While the diminished threat of inflation and weaker business activity helped bring about lower interest rates for the bond market, the driving force behind the equity market has been rising corporate profits. One year ago, the estimate of earnings per share of the S&P 500 Index was $27. The S&P was at 444, a price 16.5 times earnings. Today, after an increase of 23%, the S&P 500 has reached 544. However, the current earnings estimate of $34 prices the market once again at roughly 16 times earnings.

----------------------------------------------------------------------------------------------------------
                                 Net Asset Value Annual Total Returns %
                                             6/30/85-6/30/95
                       1985    1986    1987     1988   1989   1990    1991    1992    1993    1994   1995
----------------------------------------------------------------------------------------------------------
N. E. Growth Fund      31.86   38.72   25.55   -7.46   7.24   23.44   12.85   17.65    7.87    .82   25.70
Lipper Growth Avg./1/  23.62   33.02   14.48   -6.25   15.95  13.70    5.06   12.02   16.07    .97   22.26
S&P 500/2/             31.19   35.83   25.09   -6.90   20.52  16.40    7.39   13.47   13.58   1.77   25.99
----------------------------------------------------------------------------------------------------------

/1/ The Lipper Growth Fund average comprises the performance of 537 growth funds as measured by Lipper Analytical Services, an independent fund ranking service.

/2/ Most of the common stocks in the unmanaged Standard & Poor's 500 Index are listed on the New York Stock Exchange.

--------------------------------------------------------------------------------
                            New England Growth Fund
--------------------------------------------------------------------------------

New England Growth Fund is positioned to capitalize on continued growth in corporate earnings with major emphasis on technology, airlines and New York City banks. The Fund's three largest holdings are Citicorp (7.2% of Fund assets), Hewlett-Packard Company (6.5%) and the Intel Corporation (6.3%).

--------------------------------------------------------------------------------
                     Your Fund's Ten Largest Investments*
--------------------------------------------------------------------------------

                                                                      Percentage
         Company                                                       of Assets
--------------------------------------------------------------------------------
      1. Citicorp                                                           7.2%
         Commercial banking, New York
--------------------------------------------------------------------------------
      2. Hewlett-Packard Co.                                                6.5%
         Manufactures precision electronic products
         and systems for data measurement
--------------------------------------------------------------------------------
      3. Intel Corp.                                                        6.3%
         Manufacturer of memory chips
         and semiconductors
--------------------------------------------------------------------------------
      4. Chemical Banking Corp.                                             5.7%
         Commercial banking, New York and Texas
--------------------------------------------------------------------------------
      5. Delta Air Lines, Inc.                                              5.6%
         Domestic, international air service
--------------------------------------------------------------------------------
      6. Aluminum Co. of America                                            5.6%
         Leading U.S. aluminum producer
--------------------------------------------------------------------------------
      7. Champion International Corp.                                       5.4%
         Produces building materials and paper products
--------------------------------------------------------------------------------
      8. AMR Corp.                                                          5.4%
         Holding company for American Airlines
--------------------------------------------------------------------------------
      9. Microsoft Corp.                                                    5.1%
         Leading U.S. software company
--------------------------------------------------------------------------------
     10. American International Group, Inc.                                 5.0%
         Major international insurance holding company
--------------------------------------------------------------------------------

* Portfolio holdings may vary.

===============================================================================

 [LOGO OF NEW ENGLAND FUNDS APPEARS HERE]

            New England Funds
         Where the Best Minds Meet



          Portfolio Composition, Financial Statements and Highlights



NEW ENGLAND
GROWTH FUND




June 30, 1995

                             PORTFOLIO COMPOSITION

Investments as of June 30, 1995
(unaudited)

COMMON STOCKS--100.0% OF TOTAL NET ASSETS

  SHARES                                                            VALUE (A)
--------------------------------------------------------------------------------
           AEROSPACE--5.0%
   929,000 Boeing Company......................................   $   58,178,625
                                                                  --------------
           AIRLINES--11.0%
   838,000 AMR Corporation(c)..................................       62,535,750
   878,000 Delta Air Lines, Inc. ..............................       64,752,500
                                                                  --------------
                                                                     127,288,250
                                                                  --------------
           ALUMINUM--5.6%
 1,290,000 Aluminum Company of America.........................       64,661,250
                                                                  --------------
           AUTO & RELATED--2.2%
   593,000 General Motors Corp. ...............................       25,795,500
                                                                  --------------
           BANKS-MONEY CENTER--15.2%
   370,000 Bankamerica Corp. ..................................       19,471,250
 1,406,000 Chemical Banking Corporation........................       66,433,500
 1,433,300 Citicorp............................................       82,952,238
   100,000 J. P. Morgan & Co., Inc. ...........................        7,012,500
                                                                  --------------
                                                                     175,869,488
                                                                  --------------
           BANKS-REGIONAL--4.6%
 1,327,000 Bank of New York, Inc. .............................       53,577,625
                                                                  --------------
           BROKERS-INVESTMENT SERVICES--2.1%
   465,000 Merrill Lynch & Co., Inc. ..........................       24,412,500
                                                                  --------------
           CHEMICAL--1.6%
   340,000 Air Products & Chemicals, Inc. .....................       18,955,000
                                                                  --------------
           COMPUTER SOFTWARE & SERVICES--5.1%
   656,000 Microsoft Corporation(c)............................       59,286,000
                                                                  --------------
           ELECTRONIC & COMMUNICATION EQUIPMENT--2.3%
   440,000 Nokia Corp. ........................................       26,235,000
                                                                  --------------
           ELECTRONIC COMPONENTS--12.1%
 1,162,800 Intel Corporation...................................       73,619,775
   848,000 Micron Technology, Inc. ............................       46,534,000
   151,000 Texas Instruments, Inc. ............................       20,215,125
                                                                  --------------
                                                                     140,368,900
                                                                  --------------
           FOOD-RETAILERS/WHOLESALERS--4.8%
   747,000 Philip Morris Companies, Inc. ......................       55,558,125
                                                                  --------------
           INSURANCE--5.0%
   511,200 American International Group, Inc. .................       58,276,800
                                                                  --------------
           LEISURE--4.5%
   854,000 Eastman Kodak Company...............................       51,773,750
                                                                  --------------

                See accompanying notes to financial statements.

Investments as of June 30, 1995
(unaudited)

COMMON STOCKS--CONTINUED

   SHARES                                                        VALUE (A)
------------------------------------------------------------------------------
            MACHINERY--5.0%
    678,000 Deere & Company.................................   $   58,053,750
                                                               --------------
            MISCELLANEOUS--2.0%
    298,000 United Technologies Corporation.................       23,281,250
                                                               --------------
            MICROCOMPUTERS--6.5%
  1,015,000 Hewlett Packard Company.........................       75,617,500
                                                               --------------
            PAPER-PRODUCTS/CONSUMER--5.4%
  1,210,000 Champion International Corporation..............       63,071,250
                                                               --------------
            Total Common Stocks (Identified Cost
             $935,842,473)..................................    1,160,260,563
                                                               --------------

SHORT-TERM INVESTMENTS--0.6%

    FACE
   AMOUNT
------------------------------------------------------------------------------
 $7,075,000 Chevron Oil Finance 5.900%, 7/03/95.............        7,075,000
                                                               --------------
            Total Short-Term Investments (Identified Cost
             $7,075,000)....................................        7,075,000
                                                               --------------
            Total Investments--100.6%
             (Identified Cost $942,917,473)(b)..............    1,167,335,563
            Cash and Receivables............................       53,980,395
            Liabilities.....................................      (61,593,022)
                                                               --------------
            Total Net Assets--100%..........................   $1,159,722,936
                                                               ==============
 (a) See Note 1A.
 (b) Federal Tax Information:
     At June 30, 1995 the net unrealized appreciation on in-
     vestments based on cost of $942,917,473 for federal in-
     come tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over tax
     cost....................................................  $  226,414,072
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess of tax cost over
     value...................................................      (1,995,982)
                                                               --------------
     Net unrealized appreciation ............................  $  224,418,090
                                                               ==============
 (c) Non-income producing security.

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30 ,1995
(unaudited)

ASSETS
 Investments at value..............................              $1,167,335,563
 Cash..............................................                       1,093
 Receivable for:
   Fund shares sold................................                     438,875
   Securities sold.................................                  51,780,052
   Dividends and Interest..........................                   1,760,375
                                                                 --------------
                                                                  1,221,315,958
LIABILITIES
 Payable for:
   Securities purchased............................  $58,766,010
   Fund shares redeemed............................    1,937,794
   Dividends declared..............................       13,227
 Accrued expenses:
   Management fees.................................      635,791
   Deferred trustees' fees.........................       55,295
   Accounting and administrative...................        3,841
   Other expenses..................................      181,064
                                                     -----------
                                                                     61,593,022
                                                                 --------------
                                                                 $1,159,722,936
                                                                 ==============
NET ASSETS
 Net Assets consist of:
   Capital paid in.................................              $  888,447,102
   Undistributed net investment income.............                   2,337,768
   Accumulated net realized gains..................                  44,519,976
   Unrealized appreciation on investments..........                 224,418,090
                                                                 --------------
NET ASSETS.........................................              $1,159,722,936
                                                                 ==============
Shares of beneficial interest outstanding, no par
 value.............................................                 102,660,596
                                                                 ==============
Computation of offering price:
Net asset value and redemption price per share (Net
 assets/Shares of beneficial interest outstanding).                      $11.30
                                                                         ======
Offering price per share (Net asset value per share
 x 100/93.5)*......................................                      $12.09*
                                                                         ======
Identified cost of investments.....................              $  942,917,473
                                                                 ==============

* Based upon single purchases of less than $25,000.
  Reduced sales charges apply for purchases in excess of these amounts.

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
 Dividends.............................................             $  8,561,214
 Interest..............................................                   69,643
                                                                    ------------
                                                                       8,630,857
 Expenses
   Management fees.....................................  $3,512,713
   Service fees........................................   1,284,291
   Trustees' fees and expenses.........................      13,750
   Accounting and administrative.......................      24,531
   Custodian...........................................      77,123
   Transfer agent......................................   1,238,508
   Audit and tax services..............................      20,000
   Legal...............................................      12,593
   Printing............................................     118,094
   Registration........................................      12,534
   Miscellaneous.......................................       6,100
                                                         ----------
 Total expenses........................................                6,320,237
                                                                    ------------
 Net investment income.................................                2,310,620
                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on Investments--net.....................               44,508,222
 Unrealized appreciation on Investments--net...........              210,667,132
                                                                    ------------
 Net gain on investment transactions...................              255,175,354
                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............             $257,485,974
                                                                    ============

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(UNAUDITED)                                                        SIX MONTHS
                                                   YEAR ENDED        ENDED
                                                  DECEMBER 31,      JUNE 30,
                                                      1994            1995
                                                 --------------  --------------
FROM OPERATIONS
 Net investment income.........................  $   11,636,622  $    2,310,620
 Net realized gain on investments..............      69,441,182      44,508,222
 Unrealized appreciation (depreciation) on
  investments..................................    (160,094,787)    210,667,132
                                                 --------------  --------------
 Increase (decrease) in net assets from
  operations...................................     (79,016,983)    257,485,974
                                                 --------------  --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.........................     (11,691,898)       (730,120)
 Net realized gain on investments..............     (75,068,482)       (308,954)
                                                 --------------  --------------
                                                    (86,760,380)     (1,039,074)
                                                 --------------  --------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares..................     103,348,947      44,138,478
 Net asset value of shares issued in connection
  with the reinvestment of:
  Dividends from net investment income.........      11,394,237         701,915
  Distributions from net realized gain.........      73,363,874         301,529
                                                 --------------  --------------
                                                    188,107,058      45,141,922
 Cost of shares redeemed.......................    (234,414,542)   (130,296,123)
                                                 --------------  --------------
 Decrease in net assets derived from capital
  share transactions...........................     (46,307,484)    (85,154,201)
                                                 --------------  --------------
 Total increase (decrease) in net assets.......    (212,084,847)    171,292,699
NET ASSETS
 Beginning of the period.......................   1,200,515,084     988,430,237
                                                 --------------  --------------
 End of the period.............................  $  988,430,237  $1,159,722,936
                                                 ==============  ==============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the period.......................  $      842,903  $      757,268
                                                 ==============  ==============
 End of the period.............................  $      757,268  $    2,337,768
                                                 ==============  ==============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares................      10,029,304       4,712,278
 Issued in connection with the reinvestment of:
  Dividends from net investment income.........       1,268,865          60,877
  Distributions from net realized gain.........       8,167,520          26,152
                                                 --------------  --------------
                                                     19,465,689       4,799,307
 Redeemed......................................      23,054,096     (13,511,449)
                                                 --------------  --------------
 Net change....................................      (3,588,407)     (8,712,142)
                                                 ==============  ==============

                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

(UNAUDITED)                                                           SIX MONTHS
                                      YEAR ENDED DECEMBER 31,           ENDED
                               -------------------------------------   JUNE 30,
                               1990    1991    1992    1993    1994      1995
                               -----  ------  ------  ------  ------  ----------
Net Asset Value, Beginning of
  Period.....................  $8.49  $ 8.85  $11.19  $10.08  $10.44    $ 8.87
                               -----  ------  ------  ------  ------    ------
Income From Investment
  Operations
  Net Investment Income......   0.07    0.10    0.09    0.02    0.11      0.01
Net Realized and Unrealized
  Gain (Loss) on Investments.   0.38    4.92   (0.83)   1.12   (0.84)     2.43
                               -----  ------  ------  ------  ------    ------
Total From Investment
  Operations.................   0.45    5.02   (0.74)   1.14   (0.73)     2.44
                               -----  ------  ------  ------  ------    ------
Less Distributions
Dividends From Net Investment
  Income.....................  (0.09)  (0.10)  (0.09)  (0.01)  (0.11)    (0.01)
Distributions From Net
  Realized Capital Gains.....   0.00   (2.57)  (0.28)  (0.77)  (0.73)     0.00
Distributions From Paid-in
  Capital....................   0.00   (0.01)   0.00    0.00    0.00      0.00
                               -----  ------  ------  ------  ------    ------
Total Distributions..........  (0.09)  (2.68)  (0.37)  (0.78)  (0.84)    (0.01)
                               -----  ------  ------  ------  ------    ------
Net Asset Value, End of
  Period.....................  $8.85  $11.19  $10.08  $10.44  $ 8.87    $11.30
                               =====  ======  ======  ======  ======    ======
Total Return (%).............    5.1    56.7    (6.6)   11.3    (7.1)     27.5**
Ratio of Operating Expenses
  to Average Net Assets (%)..   1.23    1.14    1.15    1.18    1.19      1.23*
Ratio of Net Investment
  Income to Average Net
  Assets (%).................   0.77    0.89    0.89    0.16    1.05      0.45*
Portfolio Turnover Rate (%)..    185     186     218     145     141       189*
Net Assets, End of Period
  (000,000)..................  $ 614  $  997  $1,174  $1,201  $  988    $1,160

*  Computed on an annualized basis.
** Not computed on an annualized basis.

                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

June 30, 1995 (unaudited)

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1995 were $974,067,946 and $1,053,069,125 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Capital Growth Management Limited Partnership ("Capital Growth Management"). Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Capital Growth Management is a subsidiary of New England Investment Companies, L.P., ("NEIC") which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the six months ended June 30, 1995 provided for fees as set forth below:

FEES EARNED        ANNUAL PERCENTAGE RATE             ANNUAL NET ASSET VALUE LEVELS
-----------        ----------------------             -----------------------------
$3,512,713         0.750%                             the first $200 million
                   0.700%                             the next $300 million
                   0.650%                             the excess over $500 million

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and related clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1995 these expenses amounted to $24,531 and are shown separately in the financial statements as Accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $951,516 as compensation for its services in that capacity.

June 30, 1995 (unaudited)

D. SERVICE FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund (the "Plan"). Under the Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets of the Fund, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in the Fund and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $1,284,291 in fees under the Plan. If the expenses of New England Funds that are otherwise reimbursable under the Plan incurred in any year exceed the amounts payable by the Fund under the Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1995 is $2,030,882.

Commissions on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1995 amounted to $996,871.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Capital Growth Management, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

    Annual Retainer              $2,400
    Meeting Fee                  $125/meeting
    Committee Meeting Fee        $75/meeting
    Committee Chairman Retainer  $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

As a New England Funds stock fund shareholder, it's important that you're kept up-to-date on all changes to the stock funds prospectus. Since there's been a change in management for New England Star Advisers Fund, we've included a copy of the supplement to the prospectus below.

                           NEW ENGLAND FUNDS TRUST I

                         NEW ENGLAND STAR ADVISERS FUND

                         Supplement dated July 13, 1995
                  to New England Star Advisers Fund Prospectus
                               dated May 1, 1995
                  and New England Stock Funds Prospectus dated
                                  May 1, 1995

The following information reflects changes in the investment management and policies of the Loomis, Sayles & Company, L.P. ("Loomis Sayles") segment of New England Star Advisers Fund (the "Fund"):

  . Jeffrey C. Petherick, Vice President of Loomis Sayles and New England
    Funds Trust I, and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the segment of the Fund that is allocated to Loomis Sayles. Mr. Petherick has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Mr. Petherick was an investment manager at Masco Corporation prior to joining Loomis Sayles in 1990. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

  . Loomis Sayles manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential, that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth companies' stock, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

-------------------------------------------------------------------------------
                            REGULAR INVESTING PAYS
-------------------------------------------------------------------------------



Five Good Reasons to Invest Regularly

1. It's an easy way to build assets
2. It's convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically-- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

                        The Power of Monthly Investing

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:


Monthly investments of $50:

Years              Growth of Monthly Investments
-----              ----------------------------
0                        $0
5                        $3,661
10                       $9,040
15                       $16,943
20                       $28,555
25                       $45,618

Monthly investments of $100:

Years              Growth of Monthly Investments
-----              ----------------------------
0                        $0
5                        $7,322
10                       $18,079
15                       $33,886
20                       $57,111
25                       $91,236

Monthly investments of $200:

Years              Growth of Monthly Investments
-----              ----------------------------
0                        $0
5                        $14,643
10                       $36,158
15                       $67,772
20                       $114,222
25                       $182,472

Monthly investments of $500:

Years              Growth of Monthly Investments
-----              ----------------------------
0                        $0
5                        $36,608
10                       $90,396
15                       $169,429
20                       $285,555
25                       $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

================================================================================

                                  Stock Funds
                           International Equity Fund
                                  Growth Fund
                              Star Advisers Fund
                              Capital Growth Fund
                                  Value Fund
                           Growth Opportunities Fund
                                 Balanced Fund

                                  Bond Funds
                               High Income Fund
                             Strategic Income Fund
                          Government Securities Fund
                               Bond Income Fund
                       Limited Term U.S. Government Fund
                     Adjustable Rate U.S. Government Fund

                               Tax Exempt Funds
                            Tax Exempt Income Fund
                      Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                              Money Market Funds
                             Cash Management Trust
                           -- Money Market Series
                           -- U.S. Government Series
                         Tax Exempt Money Market Trust

                  To learn more, and for a free prospectus,
                    contact your financial representative.

                            New England Funds, L.P.
                              399 Boylston Street
                               Boston, MA 02116
                            Toll Free 800-225-5478

     This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

[NEW ENGLAND FUNDS LOGO APPEARS HERE]

       New England Funds
   Where The Best Minds Meet


-------------------------------

      399 Boylston Street

     Boston, Massachusetts

             02116

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